Debt Unrealized Gains (Losses) From Debt Hedges Included In Accumulated Other (Detail) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Jan. 26, 2015	Apr. 25, 2014	Dec. 31, 2015
3.75% Senior Notes due 2021
Debt Instrument [Line Items]
Unrealized Gain (Loss)			$ (5.1)
Unamortized Balance			(3.1)
6 5/8% Senior Notes due 2029
Debt Instrument [Line Items]
Unrealized Gain (Loss)			(4.2)
Unamortized Balance			(3.0)
6.25% Senior Notes due 2032
Debt Instrument [Line Items]
Unrealized Gain (Loss)			5.1
Unamortized Balance			3.9
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Unrealized Gain (Loss)		$ (1.6)	(1.6)
Unamortized Balance			(1.6)
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Unrealized Gain (Loss)			34.4
Unamortized Balance			3.9
3.70% Senior Notes due 2045
Debt Instrument [Line Items]
Unrealized Gain (Loss)	$ (12.9)		(12.9)
Unamortized Balance			$ (12.6)